UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2016

Date of reporting period: January 31, 2016

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT SMALL CAP
VALUE FUND
JANUARY 31, 2016
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK† — 98.6%
	Shares	Value
CONSUMER DISCRETIONARY — 15.9%
Callaway Golf	1,214	$10,574
Helen of Troy *	120	10,724
Lithia Motors, Cl A	90	6,891
Monro Muffler Brake	190	12,493
Red Robin Gourmet Burgers *	220	13,583
Steven Madden *	375	12,109
Texas Roadhouse, Cl A	280	10,312
Thor Industries	140	7,340
WCI Communities *	450	9,423

		93,449

ENERGY — 4.8%
Dril-Quip *	160	9,383
Era Group *	467	4,287
Forum Energy Technologies *	530	5,941
Green Plains	150	2,843
Pacific Ethanol *	1,670	5,828

		28,282

FINANCIALS — 30.5%
AMERISAFE	210	10,712
Banner	70	2,905
BNC Bancorp	220	5,108
CenterState Banks	450	6,385
Home BancShares	370	14,323
Horace Mann Educators	440	13,517
Horizon Bancorp	310	7,958
Infinity Property & Casualty	195	15,481
Kearny Financial	1,020	12,332
MB Financial	450	14,004
Navigators Group *	80	7,009
Old Second Bancorp *	2,855	20,299
Preferred Bank	315	10,238
ProAssurance	130	6,515

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT SMALL CAP
VALUE FUND
JANUARY 31, 2016
(Unaudited)

COMMON STOCK — continued
	Shares	Value
FINANCIALS — (continued)
Safety Insurance Group	200	$11,284
South State	170	11,365
Sterling Bancorp	640	10,054

		179,489

HEALTH CARE — 7.4%
Cynosure, Cl A *	365	13,213
LifePoint Health *	120	8,375
Luminex *	260	4,990
Neogen *	120	6,261
PAREXEL International *	170	10,873

		43,712

INDUSTRIALS — 18.1%
Chart Industries *	170	2,756
CLARCOR	90	4,217
Deluxe	235	13,136
EnerSys	55	2,663
Genesee & Wyoming, Cl A *	220	10,908
H&E Equipment Services	340	3,961
Kirby *	115	5,825
Landstar System	220	12,630
Moog, Cl A *	170	7,876
Teledyne Technologies *	88	7,150
Toro	188	14,010
UniFirst	105	11,057
Watsco	90	10,459

		106,648

INFORMATION TECHNOLOGY — 18.0%
Coherent *	60	4,636
DST Systems	125	13,176
ePlus *	90	8,524
Fabrinet *	660	16,441
j2 Global	190	13,777
Mentor Graphics	565	9,820

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN &
BRYANT SMALL CAP
VALUE FUND
JANUARY 31, 2016
(Unaudited)

COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY — (continued)
MTS Systems	90	$4,806
NIC	450	8,905
Rogers *	340	16,140
SYNNEX	120	10,074

		106,299

MATERIALS — 0.7%
Bemis	90	4,308

UTILITIES — 3.2%
New Jersey Resources	250	8,805
Southwest Gas	170	10,001

		18,806

TOTAL COMMON STOCK
(Cost $611,404)		580,993

SHORT-TERM INVESTMENT — 0.8%
SEI Daily Income Trust Government Fund, Cl A, 0.14% (A) (Cost $4,537)	4,537	4,537

TOTAL INVESTMENTS — 99.4%
(Cost $615,941) ††		$585,530

Percentages are based on Net Assets of $589,253.
*	Non-income producing security.
(A)	Rate shown is the 7-day effective yield as of January 31, 2016.
Cl	Class
†	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

As of January 31, 2016, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the quarter ended January 31, 2016, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the quarter ended January 31, 2016, there were no level 3 investments.

††	At January 31, 2016, the tax basis cost of the Fund’s investments was $615,941, and the unrealized appreciation and depreciation were $28,914 and $(59,325), respectively.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s Prospectus or Statement of Additional Information.

THB-QH-002-0500

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2016

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: March 31, 2016